UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:     Castine Capital Management, LLC

Address:  One International Place
          Suite 2401
          Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Magidson
Title:  Managing Member
Phone:  (617) 310-5190


Signature, Place and Date of Signing:

/s/ Paul Magidson             Boston, Massachusetts          February 11, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  94

Form 13F Information Table Value Total:  $332,896
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.      Form 13F File Number          Name

   1.           028-13763                Castine Partners II, LP

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                    VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP     (X1000)    PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
1ST UNITED BANCORP INC FLA    COM               33740N105   3,531     510,944 SH          Shared      1        510,944
1ST UNITED BANCORP INC FLA    COM               33740N105   1,969     284,968 SH           Sole                284,968
AMERIS BANCORP                COM               03076K108   4,925     467,272 SH          Shared      1        467,272
AMERIS BANCORP                COM               03076K108   2,867     272,001 SH           Sole                272,001
AON CORP                      COM               37389103    5,505     119,641 SH          Shared      1        119,641
AON CORP                      COM               37389103    3,237      70,359 SH           Sole                 70,359
BANCORP INC DEL               COM               05969A105   6,872     675,757 SH          Shared      1        675,757
BANCORP INC DEL               COM               05969A105   2,938     288,861 SH           Sole                288,861
BANCORP RHODE ISLAND INC      COM               59690107    2,549      87,609 SH          Shared      1         87,609
BANCORP RHODE ISLAND INC      COM               59690107    1,483      50,973 SH           Sole                 50,973
BANK OF AMERICA CORPORATION   COM               60505104    2,101     157,500 SH          Shared      1        157,500
BANK OF AMERICA CORPORATION   COM               60505104    1,234      92,500 SH           Sole                 92,500
BCSB BANCORP INC              COM               55367106    1,165     103,057 SH          Shared      1        103,057
BCSB BANCORP INC              COM               55367106      678      59,978 SH           Sole                 59,978
BENEFICIAL MUTUAL BANCORP IN  COM               08173R104   3,232     365,977 SH          Shared      1        365,977
BENEFICIAL MUTUAL BANCORP IN  COM               08173R104   1,401     158,635 SH           Sole                158,635
CAPE BANCORP INC              COM               139209100   3,514     413,448 SH          Shared      1        413,448
CAPE BANCORP INC              COM               139209100   2,045     240,623 SH           Sole                240,623
CAPITOL FED FINL              COM               14057C106   3,376     283,500 SH          Shared      1        283,500
CAPITOL FED FINL              COM               14057C106   1,983     166,500 SH           Sole                166,500
CASH AMER INTL INC            COM               14754D100   6,976     188,906 SH          Shared      1        188,906
CASH AMER INTL INC            COM               14754D100   4,103     111,094 SH           Sole                111,094
CENTURY BANCORP INC MASS      CL A NON VTG      156432106   4,682     174,782 SH          Shared      1        174,782
CENTURY BANCORP INC MASS      CL A NON VTG      156432106   2,725     101,707 SH           Sole                101,707
CHUBB CORP                    COM               171232101   5,702      95,606 SH          Shared      1         95,606
CHUBB CORP                    COM               171232101   3,353      56,218 SH           Sole                 56,218
EAGLE BANCORP INC MD          COM               268948106   2,841     196,880 SH          Shared      1        196,880
EAGLE BANCORP INC MD          COM               268948106   1,653     114,560 SH           Sole                114,560
EVANS BANCORP INC             COM NEW           29911Q208   2,078     145,800 SH          Shared      1        145,800
EVANS BANCORP INC             COM NEW           29911Q208   1,206      84,628 SH           Sole                 84,628
FIRST CALIFORNIA FINANCIAL G  COM NEW           319395109   2,548     909,951 SH          Shared      1        909,951
FIRST CALIFORNIA FINANCIAL G  COM NEW           319395109   1,498     535,049 SH           Sole                535,049
FOX CHASE BANCORP INC NEW     COM               35137T108   4,703     396,903 SH          Shared      1        396,903
FOX CHASE BANCORP INC NEW     COM               35137T108   2,737     230,950 SH           Sole                230,950
FREIGHTCAR AMER INC           COM               357023100   5,890     203,540 SH          Shared      1        203,540
FREIGHTCAR AMER INC           COM               357023100   3,430     118,526 SH           Sole                118,526
GENWORTH FINL INC             COM CL A          37247D106   3,742     284,751 SH          Shared      1        284,751
GENWORTH FINL INC             COM CL A          37247D106   2,171     165,249 SH           Sole                165,249
GREENLIGHT CAPITAL RE LTD     CLASS A           G4095J109   8,441     314,853 SH          Shared      1        314,853
GREENLIGHT CAPITAL RE LTD     CLASS A           G4095J109   3,608     134,559 SH           Sole                134,559
HERITAGE FINL CORP WASH       COM               42722X106   1,430     102,755 SH          Shared      1        102,755
HERITAGE FINL CORP WASH       COM               42722X106     825      59,235 SH           Sole                 59,235
HERITAGE FINL GROUP INC       COM               42726X102   3,208     258,300 SH          Shared      1        258,300
HERITAGE FINL GROUP INC       COM               42726X102   1,884     151,700 SH           Sole                151,700
HILLTOP HOLDINGS INC          COM               432748101   1,152     116,112 SH          Shared      1        116,112
HILLTOP HOLDINGS INC          COM               432748101     670      67,542 SH           Sole                 67,542
HOME FED BANCORP INC MD       COM               43710G105   5,635     459,276 SH          Shared      1        459,276
HOME FED BANCORP INC MD       COM               43710G105   3,314     270,061 SH           Sole                270,061
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106   3,328     138,600 SH          Shared      1        138,600
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106   1,954      81,400 SH           Sole                 81,400
JPMORGAN CHASE & CO           COM               46625H100  15,385     362,680 SH          Shared      1        362,680
JPMORGAN CHASE & CO           COM               46625H100   6,602     155,630 SH           Sole                155,630
KAISER FED FINL GROUP INC     COM               483056107   5,141     443,961 SH          Shared      1        443,961
KAISER FED FINL GROUP INC     COM               483056107   3,019     260,739 SH           Sole                260,739
LEGACY BANCORP INC            CL A              52463G105   2,332     177,496 SH          Shared      1        177,496
LEGACY BANCORP INC            CL A              52463G105   1,356     103,224 SH           Sole                103,224
LOEWS CORP                    COM               540424108   4,410     113,348 SH          Shared      1        113,348
LOEWS CORP                    COM               540424108   2,593      66,652 SH           Sole                 66,652
METRO BANCORP INC PA          COM               59161R101   3,028     275,051 SH          Shared      1        275,051
METRO BANCORP INC PA          COM               59161R101   1,762     160,049 SH           Sole                160,049
MFA FINANCIAL INC             COM               55272X102   3,596     440,665 SH          Shared      1        440,665
MFA FINANCIAL INC             COM               55272X102   2,116     259,335 SH           Sole                259,335
NORTHWEST BANCSHARES INC MD   COM               667340103   6,675     566,790 SH          Shared      1        566,790
NORTHWEST BANCSHARES INC MD   COM               667340103   2,893     245,679 SH           Sole                245,679
OCEANFIRST FINL CORP          COM               675234108   2,544     197,687 SH          Shared      1        197,687
OCEANFIRST FINL CORP          COM               675234108   1,481     115,036 SH           Sole                115,036
OCWEN FINL CORP               COM NEW           675746309   6,609     692,744 SH          Shared      1        692,744
OCWEN FINL CORP               COM NEW           675746309   2,865     300,275 SH           Sole                300,275
ORIENTAL FINL GROUP INC       COM               68618W100   6,686     535,330 SH          Shared      1        535,330
ORIENTAL FINL GROUP INC       COM               68618W100   3,930     314,670 SH           Sole                314,670
ORITANI FINL CORP DEL         COM               68633D103   3,678     300,474 SH          Shared      1        300,474
ORITANI FINL CORP DEL         COM               68633D103   2,136     174,526 SH           Sole                174,526
PENN MILLERS HLDG CORP        COM               707561106   4,239     320,413 SH          Shared      1        320,413
PENN MILLERS HLDG CORP        COM               707561106   2,467     186,438 SH           Sole                186,438
PEOPLES FED BANCSHARES INC    COM               711037101   2,055     157,971 SH          Shared      1        157,971
PEOPLES FED BANCSHARES INC    COM               711037101   1,197      92,029 SH           Sole                 92,029
PNC FINL SVCS GROUP INC       COM               693475105   3,825      63,000 SH          Shared      1         63,000
PNC FINL SVCS GROUP INC       COM               693475105   2,247      37,000 SH           Sole                 37,000
POPULAR INC                   COM               733174106   5,163   1,644,114 SH          Shared      1      1,644,114
POPULAR INC                   COM               733174106   3,001     955,886 SH           Sole                955,886
SPDR GOLD TRUST               GOLD SHS          78463V107   8,770      63,220 SH          Shared      1         63,220
SPDR GOLD TRUST               GOLD SHS          78463V107   3,763      27,128 SH           Sole                 27,128
TRADESTATION GROUP INC        COM               89267P105   4,480     663,707 SH          Shared      1        663,707
TRADESTATION GROUP INC        COM               89267P105   1,942     287,689 SH           Sole                287,689
UNITED FINANCIAL BANCORP INC  COM               91030T109   3,605     236,082 SH          Shared      1        236,082
UNITED FINANCIAL BANCORP INC  COM               91030T109   2,094     137,107 SH           Sole                137,107
US BANCORP DEL                COM NEW           902973304  11,936     442,556 SH          Shared      1        442,556
US BANCORP DEL                COM NEW           902973304   7,018     260,230 SH           Sole                260,230
WASHINGTON BKG CO OAK HBR WA  COM               937303105   2,763     201,562 SH          Shared      1        201,562
WASHINGTON BKG CO OAK HBR WA  COM               937303105   1,625     118,521 SH           Sole                118,521
WHITE MTNS INS GROUP LTD      COM               G9618E107   6,789      20,229 SH          Shared      1         20,229
WHITE MTNS INS GROUP LTD      COM               G9618E107   3,992      11,895 SH           Sole                 11,895
WILLIS LEASE FINANCE CORP     COM               970646105   3,261     250,251 SH          Shared      1        250,251
WILLIS LEASE FINANCE CORP     COM               970646105   1,734     133,096 SH           Sole                133,096



SK 21745 0002 1167299